INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES
Income tax rate applicable to the entity and its subsidiaries registered outside the PRC that are deemed resident enterprises (as a percent)	25.00%
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)	10.00%
INCOME TAXES
Aggregated undistributed earnings available for distribution	$ 7,181	$ (7,046)
Subsidiaries and variable interest entity located in the PRC
INCOME TAXES
Aggregated undistributed earnings available for distribution	$ 4,612